Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 8 - Subsequent Events

On January 29, 2026, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with RH2 Equity Partners (“RH2”), pursuant to which RH2 has committed to purchase, at the Company’s discretion and subject to specified conditions, up to $10.0 million of the Company’s common stock, par value $0.001 per share.

In connection with the Purchase Agreement, the Company filed a registration statement on Form S-1 to register for resale up to 20,000,000 shares of common stock that have been or may be issued to RH2 under the Purchase Agreement. The registered shares are being offered for resale by RH2, and the Company will not receive any proceeds from the resale of such shares.

No shares were issued, and no proceeds were received under the Purchase Agreement as of December 31, 2025.

The Company evaluated subsequent events through the date the financial statements were issued and determined that no other subsequent events require recognition or disclosure.